EAGLE SERIES TRUST
Eagle International Stock Fund

SUPPLEMENT DATED JUNE 26, 2015, TO
THE PROSPECTUS DATED MARCH 1, 2015,
AS SUPPLEMENTED APRIL 9, 2015

Effective July 1, 2015, Eagle has agreed to waive the contingent deferred sales charge (“CDSC”) for purchases of Class C shares of the Eagle International Stock Fund.

Effective July 1, 2015, the paragraph under the “Class C Shares” section on page 36 of the Prospectus is replaced with the following:

You may purchase Class C shares at NAV with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than one year after purchase, you will pay a 1% CDSC at the time of sale. For purchases of Class C shares of the International Stock Fund made on or after July 1, 2015, the CDSC is waived; therefore, if you sell shares of the International Stock Fund that were purchased on or after July 1, 2015, you will not pay a CDSC. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1% of their average daily net assets. Class C shares do not convert to any other class of shares. With respect to Class C shares, you should consult with your financial adviser as to the suitability of such an investment for you.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

EAGLE CAPITAL APPRECIATION FUND
EAGLE SERIES TRUST
Eagle Investment Grade Bond Fund

SUPPLEMENT DATED JUNE 26, 2015, TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2015,
AS SUPPLEMENTED APRIL 9, 2015

Effective July 31, 2015, the Eagle Capital Appreciation Fund and the Eagle Investment Grade Bond Fund will offer Class R-6 shares for sale.

Effective July 31, 2015, the following changes are made to each fund’s Prospectus and Summary Prospectus:

▪
The second paragraph under “Performance” on page 2 of the Prospectus and page 2 of the Summary Prospectus for the Eagle Capital Appreciation Fund, and on page 12 of the Prospectus and page 3 of the Summary Prospectus for the Eagle Investment Grade Bond Fund, is replaced with the following:

No performance information is presented for Class R-6 shares because Class R-6 shares for this fund were not offered until July 31, 2015.  Current performance data as of the most recent month-end may be found on our website at eagleasset.com.

▪
The fifth sentence under “Purchase and sale of fund shares” on page 3 of the Prospectus and page 3 of the Summary Prospectus of the Eagle Capital Appreciation Fund, and page 12 of the Prospectus and page 3 of the Summary Prospectus of the Eagle Investment Grade Bond Fund, is replaced with the following:

Class R-6 shares can only be purchased through a qualifying retirement plan, nonqualified deferred compensation plan, or certain voluntary employee benefit association and post-retirement benefit plans.

▪	The cover page of the Prospectus and page 1 of the Summary Prospectus for the Eagle Capital Appreciation Fund will include the following ticker symbol for Class R-6 shares:

HRCUX

▪	The cover page of the Prospectus and page 1 of the Summary Prospectus for the Eagle Investment Grade Bond Fund will include the following ticker symbol for Class R-6 shares:

EGBUX

▪	A new sixth row and a new twenty-fourth row in the table titled “Fund Symbols, CUSIPs and Codes” on page 46 of the Prospectus will be added as follows:

Fund	Class	Symbol	CUSIP	Fund Code
Capital Appreciation Fund	R-6	HRCUX	26945A704	3855
Investment Grade Bond Fund	R-6	EGBUX	269858528	3891

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

EAGLE CAPITAL APPRECIATION FUND
EAGLE SERIES TRUST
Eagle Investment Grade Bond Fund
Eagle International Stock Fund

SUPPLEMENT DATED JUNE 26, 2015, TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015,
AS SUPPLEMENTED APRIL 9, 2015

I.	Effective July 1, 2015, Eagle has agreed to waive the contingent deferred sales charge (“CDSC”) for purchases of Class C shares of the Eagle International Stock Fund.

▪	Effective July 1, 2015, the third paragraph under the “General Information” section on page 2 is replaced with the following:

Each fund that has commenced operations is authorized and currently offers Class A shares sold subject to a front-end sales charge (“Class A shares”) and Class C shares sold subject to a 1% contingent deferred sales charge (“CDSC”) (“Class C shares”), except Class C Shares of International Stock purchased on or after July 1, 2015, which are sold without a CDSC. In addition, each fund offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC. Growth & Income, International Stock, Mid Cap Growth, Mid Cap Stock, Small Cap Growth and Smaller Company offer Class R-6 shares, sold without a front-end sales charge, CDSC or Rule 12b-1 fee to qualifying retirement plans, nonqualified deferred compensation plans, and certain voluntary employee benefit association and post-retirement benefit plans. Capital Appreciation and Investment Grade Bond will begin offering Class R-6 shares effective July 31, 2015. Tax-Exempt Bond may offer Class R-6 shares when it commences operations.

▪	In addition, effective July 1, 2015, the paragraph under the “Waiver of CDSC” section on page 31 is replaced with the following:

The CDSC is currently waived for: (1) any partial or complete redemption in connection with a distribution, without penalty, under Section 72(t) of the Code from a qualified retirement plan, including a self-employed individuals retirement plan (a “Keogh Plan”) or IRA upon attaining age 70½; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with their spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) any redemption of shares to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan; (5) any redemption of shares to close out shareholder accounts that do not comply with the minimum balance requirements; and (6) purchases of Class C shares of International Stock on or after July 1, 2015.

II.	Effective July 31, 2015, the Eagle Capital Appreciation Fund and the Eagle Investment Grade Bond Fund will offer Class R-6 shares for sale.

▪	Effective July 31, 2015, the third paragraph under the “General Information” section on page 2 is replaced with the following:

Each fund that has commenced operations is authorized and currently offers Class A shares sold subject to a front-end sales charge (“Class A shares”) and Class C shares sold subject to a 1% contingent deferred sales charge (“CDSC”) (“Class C shares”), except Class C Shares of International Stock purchased on or after July 1, 2015, which are sold without a CDSC. In addition, each fund offers Class I, Class R-3 and Class R-5 shares, each sold without a front-end sales charge or CDSC. Each fund also offers Class R-6 shares, sold without a front-end sales charge, CDSC or Rule 12b-1 fee to qualifying retirement plans, nonqualified deferred compensation plans, and certain voluntary employee benefit association and post-retirement benefit plans. Tax-Exempt Bond may offer Class R-6 shares when it commences operations.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE